Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 47,969,791	$ 36,499,644	$ 28,730,549
Cost of sales	27,336,417	20,786,255	15,287,532
Gross profit	20,633,374	15,713,389	13,443,017
COSTS AND OPERATING EXPENSES:
Selling expenses	12,287,010	10,533,039	9,194,267
General and administrative expenses	9,188,447	7,527,952	5,838,969
Research and development expenses	1,492,137	1,296,969	1,529,690
Total costs and operating expenses	22,967,594	19,357,960	16,562,926
LOSS FROM OPERATIONS	(2,334,220)	(3,644,571)	(3,119,909)
OTHER (EXPENSE) INCOME
Interest expense, net	(845,026)	(543,328)	(14,703)
Foreign exchange (loss) gain	(852,182)	197,165	44,362
Other income, net	352,537	1,124,323	637,830
Gain on change in fair value of warrants	599,255
Unrealized gain on change in fair value of OET derivative liability	909,454
(Loss) gain on long-term investments	(63,644)	87,482	(466,262)
Total other income, net	100,394	865,642	201,227
LOSS BEFORE INCOME TAX EXPENSE	(2,233,826)	(2,778,929)	(2,918,682)
INCOME TAX (BENEFIT) EXPENSE	(729,907)	456,246	(751,071)
NET LOSS	(1,503,919)	(3,235,175)	(2,167,611)
Less: Net loss attributable to non-controlling interests	(3,728)
Net loss attributable to the Company’s shareholders	(1,500,191)	(3,235,175)	(2,167,611)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	933,215	(1,260,555)	(26,625)
Remeasurement of defined benefit obligations	12,205	1,591
TOTAL COMPREHENSIVE LOSS	(558,499)	(4,494,139)	(2,194,236)
Less: Total comprehensive loss attributable to non-controlling interests	(3,728)
Comprehensive loss attributable to FST Corp.’s shareholders	$ (554,771)	$ (4,494,139)	$ (2,194,236)
Weighted average number of shares outstanding, basic (in Shares)	44,477,649	37,749,381	46,207,400
Weighted average number of shares outstanding, diluted (in Shares)	44,477,649	37,749,381	46,207,400
Loss per share, basic (in Dollars per share)	$ (0.03)	$ (0.09)	$ (0.05)
Loss per share, diluted (in Dollars per share)	$ (0.03)	$ (0.09)	$ (0.05)